Expense Example	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Bond Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Bond Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 1 Year	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 3 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 5 Years	Prospectus #4 Eaton Vance Short Duration Strategic Income Fund Class R 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class A 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class C 10 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 1 Year	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 3 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 5 Years	Prospectus #8 Eaton Vance Global Small-Cap Equity Fund Class I 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Investor Class 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Investor Class 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Investor Class 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Investor Class 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Class C 10 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Institutional Class 1 Year	Prospectus #11 Parametric Tax-Managed International Equity Fund Institutional Class 3 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Institutional Class 5 Years	Prospectus #11 Parametric Tax-Managed International Equity Fund Institutional Class 10 Years
USD ($)	330	556	800	1,500	283	571	983	1,939	82	260	453	1,012	132	416	722	1,588	79	246	428	954	302	465	643	1,158	239	434	750	1,482	53	167	291	653	316	571	847	1,632	67	276	502	1,151	130	406	702	1,545	352	622	911	1,735	282	563	970	1,971	105	328	569	1,259	100	312	542	1,201	105	328	569	1,259	328	545	781	1,456	282	563	970	1,905	80	249	433	966	75	233	406	906	106	331	574	1,271	329	548	786	1,467	282	563	970	1,908	80	249	433	966	76	237	411	918	588	826	1,083	1,817	289	585	1,006	1,997	88	274	477	1,061	573	881	1,210	2,141	274	641	1,135	2,318	73	332	612	1,411	617	937	1,280	2,245	319	699	1,205	2,421	118	392	686	1,524	169	547	949	2,075	115	383	670	1,490	582	808	1,052	1,752	283	566	975	1,932	82	255	444	990	131	409	708	1,556	75	233	406	906	336	570	823	1,546	289	585	1,006	1,984	88	274	477	1,061	138	431	745	1,635	696	952	1,227	2,010	304	630	1,088	2,144	103	322	558	1,236	686	922	1,177	1,903	295	603	1,037	2,046	93	290	504	1,120	695	949	1,222	1,999	303	627	1,078	2,134	682	908	1,151	1,849	289	585	1,006	1,984	88	274	477	1,061	685	919	1,172	1,892	293	597	1,026	2,027	92	287	498	1,108	733	1,065	1,420	2,417	143	443	766	1,680	687	925	1,182	1,914	295	603	1,037	2,048	94	293	509	1,131	145	449	776	1,702	705	1,038	1,394	2,393	313	720	1,253	2,527	112	414	737	1,654	562	748	950	1,530	268	520	897	1,754	66	208	362	810	568	766	981	1,597	274	539	928	1,821	73	227	395	883	66	208	362	810	107	407	728	1,639	283	637	1,118	2,254	82	329	595	1,356